Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt (Tables) [Abstract]
Short-term borrowings

short-term borrowings

The Company's short-term borrowings outstanding, defined as borrowings with original maturities of less than one year, as of December 31 were as follows:

	2011			2010
(Millions, except percentages)	Outstanding Balance	Year-End Stated Rate on Debt	(a)(b)	Outstanding Balance	Year-End Stated Rate on Debt	(a)(b)
Commercial paper	$608	0.03%		$645	0.16%
Other short-term borrowings(c)	2,816	1.73%		2,769	1.23%
Total	$3,424	1.43%		$3,414	1.03%

(a)       For floating-rate debt issuances, the stated interest rates are based on the floating rates in effect as of December 31, 2011 and 2010, respectively. These rates may not be indicative of future interest rates.

(b) Effective interest rates are only presented if swaps are in place to hedge the underlying debt. There were no swaps in place as of December 31, 2011 and 2010.

(c)       Includes interest-bearing overdrafts with banks of $821 million and $966 million as of December 31, 2011 and 2010, respectively. In addition, balances include certain book overdrafts (i.e., primarily timing differences arising in the ordinary course of business), short-term borrowings from banks, as well as interest-bearing amounts due to merchants in accordance with merchant service agreements.

Long-term debt

The Company's long-term debt outstanding, defined as debt with original maturities of one year or greater, as of December 31 was as follows:

	2011						2010
(Millions, except percentages)	Maturity Dates	Outstanding Balance	(a)	Year-End Stated Rate on Debt (b)	Year-End Effective Interest Rate with Swaps	(b)(c)	Outstanding Balance	(a)	Year-End Stated Rate on Debt (b)	Year-End Effective Interest Rate with Swaps	(b)(c)
American Express Company								??
(Parent Company only)
Fixed Rate Senior Notes	2013-2038	$9,364		6.90%	6.06%		$9,604	??	6.83%	6.02%
Subordinated Debentures(d)	2036	749		6.80%	―		745	??	6.80%	―
American Express Travel								??
Related Services Company Inc.
Fixed Rate Senior Notes		―		―	―		700	??	5.25%	―
Floating Rate Senior Notes		―		―	―		500	??	0.47%	5.63%
American Express Credit								??
Corporation
Fixed Rate Senior Notes	2012-2016	14,188		4.78%	2.80%		12,406	??	5.15%	3.07%
Floating Rate Senior Notes	2012-2014	2,444		1.24%	―		2,480	??	1.51%	―
Borrowings under Bank Credit Facilities	2014-2016	4,579		6.38%	6.27%		4,118	??	5.33%	5.38%
American Express Centurion Bank								??
Fixed Rate Senior Notes	2012-2017	2,149		5.83%	3.32%		2,166	??	5.83%	3.31%
Floating Rate Senior Notes	2012	400		0.43%	―		400	??	0.41%	―
American Express Bank, FSB								??
Fixed Rate Senior Notes	2012-2017	3,581		5.65%	3.11%		7,168	??	4.40%	2.72%
Floating Rate Senior Notes	2012-2017	1,100		0.47%	―		2,750	??	0.92%	―
American Express Charge Trust								??
Floating Rate Senior Notes	2012-2013	4,488		0.52%	―		3,988	??	0.51%	―
Floating Rate Subordinated Notes	2012	72		0.75%	―		72	??	0.74%	―
American Express Lending Trust
Fixed Rate Senior Notes		―		―	―		437		5.35%	―
Floating Rate Senior Notes	2012-2018	15,065		0.95%	―		17,516		0.89%	―
Fixed Rate Subordinated Notes		―		―	―		63		5.61%	―
Floating Rate Subordinated Notes	2012-2018	1,245		0.85%	―		1,275		0.66%	―
Other								??
Fixed Rate Instruments(e)	2014-2022	123		5.74%	―		141	??	5.64%	―
Floating Rate Borrowings	2014	129		0.66%	―
Unamortized Underwriting Fees		(106)					(113)
Total Long-Term Debt		$59,570		3.69%			$66,416	??	3.48%

  The outstanding balances include (i) unamortized discount and premium, (ii) the impact of movements in exchange rates on foreign currency denominated debt and (iii) the impact of fair value hedge accounting on certain fixed-rate notes that have been swapped to floating rate through the use of interest rate swaps. Under fair value hedge accounting, the outstanding balances on these fixed-rate notes are adjusted to reflect the impact of changes in fair value due to changes in interest rates. Refer to Note 12 for more details on the Company's treatment of fair value hedges.
  For floating-rate debt issuances, the stated and effective interest rates are based on the floating rates in effect as of December 31, 2011 and 2010, respectively. These rates may not be indicative of future interest rates.
  Effective interest rates are only presented when swaps are in place to hedge the underlying debt.
  The maturity date will automatically be extended to September 1, 2066, except in the case of either (i) a prior redemption or (ii) a default. See further discussion on the following page.
  Includes $123 million and $132 million as of December 31, 2011 and 2010, respectively, related to capitalized lease transactions.

Aggregate annual maturities on long-term debt obligations

Aggregate annual maturities on long-term debt obligations (based on final maturity dates) as of December 31, 2011 were as follows:

(Millions)	2012		2013	2014	2015		2016	Thereafter	Total
American Express Company (Parent Company only)	$	―	$1,000	$1,250	$	―	$600	$7,000	$9,850
American Express Credit Corporation		1,575	4,846	6,442		2,477	5,434	―	20,774
American Express Centurion Bank		1,150	―	―		5	―	1,302	2,457
American Express Bank, FSB		1,550	1,750	―		―	―	1,300	4,600
American Express Charge Trust		1,560	3,000	―		―	―	―	4,560
American Express Lending Trust		5,222	4,056	3,882		1,950	―	1,200	16,310
Other		―	―	211		―	―	40	251
		$11,057	$14,652	$11,785		$4,432	$6,034	$10,842	58,802
Unamortized Underwriting Fees									(106)
Unamortized Discount and Premium									(36)
Impacts due to Fair Value Hedge Accounting									910
Total Long-Term Debt									$59,570